Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets
Schedule of prepaid expenses and other current assets

	At December 31,	At December 31,
	2025	2024
Deposits related to the CRA audits	$50.2	$—
Tax receivables	15.2	8.1
Prepaid expenses	2.7	2.5
Debt issue costs	0.4	0.4
	$68.5	$11.0